Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary Capital Expenditure Contracted for but Not Yet Incurred and are Cancelable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Capital Commitments [Abstract]
Property, plant and equipment	$ 117,436	$ 4,182	$ 9,109